Initial Public Offering	12 Months Ended
Dec. 31, 2023
Initial Public Offer [Abstract]
Initial Public Offering
Note
3-Initial
Public Offering
The Company c
on
summated the initial public offering of
75,000,000
units at $
10.00
per unit. Each unit consisted of one Class A ordinary share and one-third
of one redeemable warrant (“Public Warrant”). Each whole Public Warrant entitled the holder to purchase one Class A ordinary share at an exercise price
of $
11.50
per share, subject to adjustment (see Note 9).